Provisions - Schedule (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 29.8
Additional provision in the period	6.0
Release of provision	(1.0)
Utilization of provision	(4.0)
Foreign exchange	0.2
Other provisions at end of period	31.0
Current	28.4	€ 27.1
Non-current	2.6	2.7
Provisions	31.0	€ 29.8
Restructuring
Disclosure of other provisions [line items]
Other provisions at beginning of period	8.3
Additional provision in the period	4.6
Release of provision	0.0
Utilization of provision	(2.7)
Foreign exchange	0.1
Other provisions at end of period	10.3
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	7.4
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	0.0
Foreign exchange	0.0
Other provisions at end of period	7.4
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period	14.1
Additional provision in the period	1.4
Release of provision	(1.0)
Utilization of provision	(1.3)
Foreign exchange	0.1
Other provisions at end of period	€ 13.3